NET (LOSS)/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
NET (LOSS)/INCOME PER SHARE
Schedule of computation of basic and diluted net (loss)/income per share

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands, except for share and per share data)

Basic net (loss)/income per share calculation:
Numerator:
Net (loss)/income	(117,939)	240,352	1,977,306
Accretion on Pre-IPO Preferred Shares redemption value	(62,299)	(82,117)	—
Income allocation to participating Pre-IPO Preferred Shares	—	(132,241)	—
Deemed dividend to a preferred shareholder	(42,679)	—	—
Net (loss)/income attributable to ordinary shareholders	(222,917)	25,994	1,977,306
Denominator:
Weighted average number of ordinary shares outstanding—basic	110,647,199	113,620,774	337,883,964
Net (loss)/income per share attributable to ordinary shareholders—basic	(2.01)	0.23	5.85

Diluted net (loss)/income per share calculation:
Numerator:
Net (loss)/income attributable to ordinary shareholders	(222,917)	25,994	1,977,306
Denominator:
Weighted average number of ordinary shares outstanding—basic	110,647,199	113,620,774	337,883,964
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	—	27,231,627	24,875,327
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	—	—	3,270
Weighted average number of ordinary shares outstanding-diluted	110,647,199	140,852,401	362,762,561
Net (loss)/income per share attributable to ordinary shareholders-diluted	(2.01)	0.18	5.45